U.S. BANCORP FUND SERVICES, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

October 5, 2010

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:           Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Cardinal Small Companies Fund, Brown Advisory Small-Cap Fundamental Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and the Brown Advisory Intermediate Income Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated September 30, 2010, and filed electronically as Post-Effective Amendment No. 385 to the Funds’ Registration Statement on Form N-1A on September 30, 2010.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of the Trust